Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal Lending Sector - Loans and advances to customers at amortised cost - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 370,791	$ 338,153
ECL coverage	0.20%	0.20%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 165,151	$ 147,264
ECL coverage	0.10%	0.10%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 92,943	$ 87,494
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 355,075	$ 327,894
Collateral value	$ 847	$ 1,232
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 159,851	$ 144,098
Collateral value	$ 212	$ 232
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 91,069	$ 86,333
Collateral value	$ 328	$ 279
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 354,102	$ 326,510
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 159,562	$ 143,772
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 90,733	$ 86,049
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 973	$ 1,384
ECL coverage	0.40%	0.10%
Non-credit impaired | 12-month expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 289	$ 326
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 336	$ 284
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 174,370	$ 168,923
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 76,535	$ 70,315
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 54,866	$ 57,043
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60,180	$ 55,287
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,967	$ 21,898
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,253	$ 13,169
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48,159	$ 44,208
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,381	$ 19,903
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,042	$ 6,478
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,395	$ 33,049
ECL coverage	0.10%	0.00%
Non-credit impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,846	$ 17,649
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,288	$ 3,195
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 23,339	$ 18,157
ECL coverage	0.10%	0.00%
Non-credit impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,936	$ 11,127
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,837	$ 3,685
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,659	$ 6,886
ECL coverage	0.10%	0.00%
Non-credit impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,897	$ 2,880
ECL coverage	0.10%	0.00%
Non-credit impaired | 12-month expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,447	$ 2,479
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 592	$ 843
ECL coverage	0.40%	0.10%
Non-credit impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 84	$ 89
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 334	$ 281
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 101	$ 195
ECL coverage	0.50%	0.20%
Non-credit impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45	$ 48
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 1
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 280	$ 346
ECL coverage	0.30%	0.10%
Non-credit impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 160	$ 189
ECL coverage	0.00%	0.00%
Non-credit impaired | 12-month expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 2
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,305	$ 7,163
Collateral value	$ 47	$ 69
ECL coverage	1.50%	1.00%
Non-credit impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,233	$ 1,964
Collateral value	$ 4	$ 20
ECL coverage	1.40%	1.00%
Non-credit impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,811	$ 1,117
Collateral value	$ 9	$ 1
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,252	$ 7,087
ECL coverage	1.50%	0.90%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,229	$ 1,941
ECL coverage	1.40%	1.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,802	$ 1,116
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 76
ECL coverage	13.60%	7.20%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 23
ECL coverage	3.30%	1.80%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 1
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,694	$ 3,781
ECL coverage	1.10%	0.50%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,442	$ 1,146
ECL coverage	1.20%	0.70%
Non-credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,256	$ 892
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,223	$ 923
ECL coverage	1.10%	1.10%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 730	$ 233
ECL coverage	1.30%	1.50%
Non-credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 253	$ 95
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,779	$ 909
ECL coverage	1.60%	1.20%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 606	$ 262
ECL coverage	1.30%	1.20%
Non-credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83	$ 59
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 987	$ 894
ECL coverage	2.80%	1.10%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 244	$ 231
ECL coverage	2.90%	1.00%
Non-credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 111	$ 32
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 400	$ 425
ECL coverage	4.90%	1.60%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 139	$ 36
ECL coverage	3.60%	2.90%
Non-credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60	$ 25
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 169	$ 155
ECL coverage	5.70%	4.40%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68	$ 33
ECL coverage	3.30%	1.80%
Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 39	$ 13
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 45
ECL coverage	11.90%	5.40%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 20
ECL coverage	1.50%	1.50%
Non-credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 1
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 10
ECL coverage	16.80%	11.10%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 1
ECL coverage	0.00%	4.80%
Non-credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16	$ 21
ECL coverage	14.80%	9.00%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 2
ECL coverage	8.50%	3.00%
Non-credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,411	$ 3,096
Collateral value	$ 228	$ 305
ECL coverage	13.00%	13.70%
Credit impaired | Lifetime expected credit losses | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,067	$ 1,202
Collateral value	$ 10	$ 24
ECL coverage	12.50%	10.30%
Credit impaired | Lifetime expected credit losses | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 63	$ 44
Collateral value	$ 1	$ 0
ECL coverage	0.00%	0.50%
Credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,083	$ 2,725
ECL coverage	9.80%	9.00%
Credit impaired | Lifetime expected credit losses | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,050	$ 1,177
ECL coverage	12.30%	9.90%
Credit impaired | Lifetime expected credit losses | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 63	$ 44
ECL coverage	0.00%	0.50%
Credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 328	$ 371
ECL coverage	42.70%	47.60%
Credit impaired | Lifetime expected credit losses | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17	$ 25
ECL coverage	22.90%	27.30%
Credit impaired | Lifetime expected credit losses | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,472	$ 1,337
ECL coverage	8.00%	7.10%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 676	$ 711
ECL coverage	10.90%	7.80%
Credit impaired | Lifetime expected credit losses | – less than 50% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 53	$ 39
ECL coverage	0.00%	0.50%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 505	$ 410
ECL coverage	8.70%	7.00%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 144	$ 159
ECL coverage	15.10%	10.00%
Credit impaired | Lifetime expected credit losses | – 51% to 60% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6	$ 3
ECL coverage	0.00%	0.20%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 435	$ 358
ECL coverage	9.20%	7.90%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 112	$ 136
ECL coverage	12.90%	10.60%
Credit impaired | Lifetime expected credit losses | – 61% to 70% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 378	$ 309
ECL coverage	11.50%	13.40%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 81	$ 100
ECL coverage	13.70%	18.90%
Credit impaired | Lifetime expected credit losses | – 71% to 80% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195	$ 178
ECL coverage	17.30%	13.80%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 47
ECL coverage	22.40%	12.30%
Credit impaired | Lifetime expected credit losses | – 81% to 90% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 1
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 98	$ 133
ECL coverage	24.30%	21.80%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 24
ECL coverage	17.80%	26.30%
Credit impaired | Lifetime expected credit losses | – 91% to 100% | Fully collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75	$ 97
ECL coverage	30.40%	36.40%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9	$ 11
ECL coverage	16.70%	19.10%
Credit impaired | Lifetime expected credit losses | – 101% to 110% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 56	$ 62
ECL coverage	38.80%	37.80%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5	$ 6
ECL coverage	17.60%	22.70%
Credit impaired | Lifetime expected credit losses | – 111% to 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 197	$ 212
ECL coverage	48.50%	55.60%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3	$ 8
ECL coverage	50.30%	42.00%
Credit impaired | Lifetime expected credit losses | – greater than 120% | Partially collateralised | – Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%